Thrivent Conservative Allocation Portfolio Investment Strategy - Thrivent Conservative Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests in a combination of equity securities and debt securities within the ranges shown in the following table:Broad Asset CategoryTargetAllocationAllocationRangeDebt Securities80%60-95%Equity Securities20%5-40%The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high-yield, high-risk instruments that are rated below investment grade, such as bonds, notes, debentures and other debt obligations. Below investment-grade securities are commonly known as “junk bonds,” which at the time of purchase are rated below BBB- by S&P, or Baa3 by Moody's, or are unrated but considered to be of comparable quality by the Adviser. The Portfolio may also invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated). The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. While the Portfolio may use derivatives for any purpose, the Portfolio expects to utilize U.S. Treasury futures contracts in order to manage the Portfolio’s duration, or interest rate risk. The Portfolio may enter into derivatives contracts traded on exchanges or in the over-the-counter market. The Portfolio may also pursue its investment strategy by investing in other mutual funds managed by the Adviser or an affiliate. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable, while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements.